ASSET PURCHASE (Details Narrative) - USD ($)		12 Months Ended
	Jun. 05, 2020	Dec. 31, 2021	Dec. 31, 2020	May 31, 2021	Mar. 31, 2021
Liability required	$ 125,000	$ 158,000
Exercise price per share	$ 0.50
Market price of shares	$ 27,120,000
Assets purchase upon shares issued	$ 29,222,955	$ 1,407,051
Assets purchase upon shares issued, shares	12,000,000
Common stock issuable upon exercise of warrant, shares		320,000
Asset impairment charges loss		$ 25,320,555
Fair value of warrants issued		$ 695,454
Description of fair value of assets evaluation		assets acquired based on market estimates for property and equipment and discounted net cash flow for the SOBR Safe intellectual technology. The present value of the discounted cash flow utilized a 75% discount, which included a 25% risk return premium, over an estimated five-year net revenue stream expected to be derived from the technology acquired
Convertible Notes Payable	$ 125,000			$ 225,000	$ 275,000
IDTEC [Member] | Asset Purchase Agreement [Member]
Convertible Notes Payable		$ 1,485,189
Common stock, shares issued upon assets purchase	12,000,000	12,000,000	12,000,000
Shares outstanding on stock split	8,000,000
Reduction in authorized common stock	100,000,000
Convertible notes, conversion price		$ 0.50
Interest rate		10.00%